Expense Example {- Fidelity Series Total Market Index Fund} - 02.28 Fidelity Series Total Market Index Fund Pro-04 - Fidelity Series Total Market Index Fund - Fidelity Series Total Market Index Fund	Apr. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none